Capitalized Exploratory Well Costs - Aging of Capitalized Costs (Details) $ in Thousands	Dec. 31, 2018 USD ($) project	Dec. 31, 2017 USD ($) project	Dec. 31, 2016 USD ($) project	Dec. 31, 2015 USD ($)
Extractive Industries [Abstract]
Exploratory well costs capitalized for a period of one year or less	$ 34,000	$ 4,000	$ 2,000
Exploratory well costs capitalized for a period greater than one year	2,000	32,000	39,000
Exploratory well costs capitalized	$ 36,000	$ 36,000	$ 41,000	$ 48,000
Number of projects with exploratory well costs capitalized for a period greater than one year | project	7	6	5